Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Loss per share

Note 16 – Loss per share

	For the year ended December 31
	2017	2018	2019
Weighted average of number of Ordinary Shares used in the calculation of basic and diluted loss per share (in thousands)	56,540	91,799	175,634
Net loss used in calculation (thousands USD)	17,503	15,488	8,353

In 2019, 173,447,378 options and warrants (in 2018: 8,517,047, and 2017: 8,697,362) were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

Weighted average number of Ordinary Shares:

	Year ended December 31
	2017	2018	2019
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	shares of NIS 0.1
	par value	par value	par value
Balance as at January 1	49,616	61,984	96,572
Effect of share options exercised	303	70	6,754
Effect of shares issued during the year	6,621	29,745	72,308
Weighted average number of Ordinary Shares used to calculate basic and diluted earnings (loss) per share as at December 31	56,540	91,799	175,634